Consolidated Statements of Income $ in Thousands	12 Months Ended
	Dec. 31, 2020 ARS ($) $ / shares	Dec. 31, 2019 ARS ($) $ / shares	Dec. 31, 2018 ARS ($) $ / shares
Statement [LineItems]
Interest income	$ 157,080,212	$ 206,343,721	$ 163,660,400
Interest expense	(60,833,919)	(87,343,660)	(63,205,058)
Net Interest income	96,246,293	119,000,061	100,455,342
Commissions income	24,742,767	26,467,679	29,951,869
Commissions expense	(2,047,292)	(2,191,792)	(1,947,749)
Net Commissions income	22,695,475	24,275,887	28,004,120
Subtotal (Net Interest income +Net Commissions income)	118,941,768	143,275,948	128,459,462
Net gain from measurement of financial instruments at fair value	13,978,694	10,799,758	2,641,829
Profit/ (Loss) from sold or derecognized assets at amortized cost	1,292,836	37,325	(12,837)
Differences in quoted prices of gold and foreign currency	4,229,690	4,761,247	(3,665,529)
Other operating income	5,369,762	10,450,998	7,378,344
Credit loss expense on financial assets	(7,861,600)	(5,917,873)	(6,073,426)
Net Operating Income before expenses, depreciation and amortization	135,951,150	163,407,403	128,727,843
Employee benefits	(26,598,602)	(28,865,342)	(26,129,057)
Administrative expenses	(14,539,871)	(17,427,021)	(17,326,119)
Depreciation and amortization of fixed assets	(4,402,387)	(4,092,898)	(3,085,766)
Other Operating Expenses	(20,476,936)	(30,088,399)	(25,885,979)
Net Operating Income after expenses, depreciation and amortization	69,933,354	82,933,743	56,300,922
(Loss) / Income from associates and joint arrangements	(6,856)	1,223,124	557,706
Loss on net monetary position	(30,724,854)	(38,333,403)	(38,523,196)
Income before tax on continuing operations	39,201,644	45,823,464	18,335,432
Income tax on continuing operations	(13,046,950)	(17,618,151)	(19,835,151)
Net Income / (Loss) from continuing operations	26,154,694	28,205,313	(1,499,719)
Net Income / (Loss) for the fiscal year	26,154,694	28,205,313	(1,499,719)
Net Income / (Loss) for the fiscal year attributable to controlling interest	26,154,332	28,205,071	(1,500,074)
Net Income for the fiscal year attributable to non-controlling interest	$ 362	$ 242	$ 355
Basic earnings / (loss) per share | (per share)	$ 40.9037	$ 44.1116	$ (2.2689)